Schedule of Notes (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Face value of the Notes	€ 4,260,131	€ 1,074,548
Debt discount	(852,026)	(214,909)
Carrying value of the Notes	3,408,105	859,639
Fair value adjustment through earnings	1,153,895	180,370
Fair value of the Notes	€ 4,562,000	€ 1,040,009